UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended December 31, 2006

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Highlander Fund Management LLC (1)

Address:    411 West Putnam Avenue, Suite 450, Greenwich, CT 06830

Form 13F File Number:  28-11583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Christopher G. Altschul and Robert S. Feidelson are the officers of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Christopher G. Altschul

Title:   President and Chief Investment Officer

Phone: 203-863-5460

Signature, Place, and Date of Signing:

/s/ Christopher G. Altschul      Greenwich, CT            01/17/07
    (Name)                       (City, State)            (Date)

Report Type (Check only one.):
---------------------------

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     32 Items

Form 13F Information Table Value Total:     $ 175,873.92 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                       VALUE            SHARES OR                                    VOTING
                                TITLE OF               (X                            SH/   INVESTMENT    OTHER       AUTHORITY
 NAME OF ISSUER                 CLASS       CUSIP      $1,000)          PRN AMOUNT   PRN   DISCRETION   MANAGERS     SOLE

 ADVANCE AUTO PARTS INC             COM     00751Y106   $  3,911.60      110,000      SH       SOLE        NONE       110,000
                                    COM
 ALLIED WASTE INDS INC          PAR$.01NEW  019589308   $  3,072.50      250,000      SH       SOLE        NONE       250,000
 ANHEUSER BUSCH COS INC             COM     035229103   $  3,936.00       80,000      SH       SOLE        NONE        80,000
 ARMOR HOLDINGS INC                 COM     042260109   $  6,582.00      120,000      SH       SOLE        NONE       120,000
 BEMA GOLD CORP                     COM     08135F107   $  5,250.00    1,000,000      SH       SOLE        NONE     1,000,000
 CATERPILLAR INC DEL                COM     149123101   $  6,133.00      100,000      SH       SOLE        NONE       100,000
 CF INDS HLDGS INC                  COM     125269100   $  6,153.60      240,000      SH       SOLE        NONE       240,000
 CHESAPEAKE ENERGY CORP             COM     165167107   $  4,938.50      170,000      SH       SOLE        NONE       170,000
                                     NY
                                 REGISTRY
 CHICAGO BRIDGE & IRON CO N V        SH     167250109   $  6,014.80      220,000      SH       SOLE        NONE       220,000
 CONOCOPHILLIPS                     COM     20825C104   $  7,195.00      100,000      SH       SOLE        NONE       100,000
 COOPER INDS LTD                   CL A     G24182100   $  5,425.80       60,000      SH       SOLE        NONE        60,000
 DEERE & CO                         COM     244199105   $  7,130.25       75,000      SH       SOLE        NONE        75,000
 FLUOR CORP NEW                     COM     343412102   $  4,899.00       60,000      SH       SOLE        NONE        60,000
 GOODMAN GLOBAL INC                 COM     38239A100   $  4,902.00      285,000      SH       SOLE        NONE       285,000
 GOODRICH CORP                      COM     382388106   $  5,010.50      110,000      SH       SOLE        NONE       110,000
 HESS CORP                          COM     42809H107   $  5,452.70      110,000      SH       SOLE        NONE       110,000
 HEWLETT PACKARD CO                 COM     428236103   $  4,324.95      105,000      SH       SOLE        NONE       105,000
 HOME DEPOT INC                     COM     437076102   $  4,819.20      120,000      SH       SOLE        NONE       120,000
 HUNT J B TRANS SVCS INC            COM     445658107   $  4,154.00      200,000      SH       SOLE        NONE       200,000
 INGERSOLL RAND COMPANY LTD        CL A     G4776G101   $  7,826.00      200,000      SH       SOLE        NONE       200,000
 LONE STAR TECHNOLOGIES INC         COM     542312103   $  6,293.30      130,000      SH       SOLE        NONE       130,000
 NYSE GROUP INC                     COM     62949W103   $  4,860.00       50,000      SH       SOLE        NONE        50,000
 PAN AMERICAN SILVER CORP           COM     697900108   $  3,272.10      130,000      SH       SOLE        NONE       130,000
 PHELPS DODGE CORP                  COM     717265102   $  6,584.60       55,000      SH       SOLE        NONE        55,000
 SHAW GROUP INC                     COM     820280105   $  4,355.00      130,000      SH       SOLE        NONE       130,000
 SIRIUS SATELLITE RADIO INC         COM     82966U103   $  3,894.00    1,100,000      SH       SOLE        NONE     1,100,000
                                 SPON ADR
 SOCIEDAD QUIMICA MINERA DE C       SER B   833635105   $  4,744.95       35,000      SH       SOLE        NONE        35,000
 SUNCOR ENERGY INC                  COM     867229106   $  8,680.10      110,000      SH       SOLE        NONE       110,000
 TRANSOCEAN INC                     ORD     G90078109   $  5,662.30       70,000      SH       SOLE        NONE        70,000
 UNITED STATES STL CORP NEW         COM     912909108   $  8,045.40      110,000      SH       SOLE        NONE       110,000
 WASTE MGMT INC DEL                 COM     94106L109   $  4,780.10      130,000      SH       SOLE        NONE       130,000
 WHEELING PITTSBURGH CORP         COM NEW   963142302   $  7,570.67      404,200      SH       SOLE        NONE       404,200

                                                        $175,873.92    6,169,200                                    6,169,200
